Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Short Duration Fund))	0 Months Ended
	Nov. 28, 2012
Class A
Operating Expenses:
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
Class Y
Operating Expenses:
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%

[1]	The Manager has voluntarily agreed to limit the total annual expenses for Class A shares to 0.65% and for Class Y shares to 0.25% of average daily net assets, and to waive a portion of the advisory fee on Class A shares to the same extent that it waives any of the advisory fee on Class Y shares. Those undertakings may not be amended or withdrawn until one year from the date of this prospectus. Class A shares were not offered to shareholders as of the Fund's fiscal year end, therefore the Fund did not pay 12b-1 fees. Expenses have been restated to reflect the maximum 12b-1 fee that can be assessed on Class A shares in the current year.